REVENUES (Tables)	12 Months Ended
Dec. 31, 2022
Revenue [abstract]
Disclosure of segment revenue by timing of revenue recognition for revenue from contracts with customers
The following table summarizes the company’s revenues by timing of revenue recognition for the total revenues from contracts with customers for the years ended December 31, 2022, 2021, and 2020:

	Year Ended December 31,
(US$ MILLIONS)	2022	2021	2020
Timing of revenue recognition
Goods and services provided at a point in time	$3,877	$3,785	$3,519
Services transferred over a period of time	6,697	5,837	6,011
Total revenues from contracts with customers	10,574	9,622	9,530
Other revenue	24	27	76
Total revenues	$10,598	$9,649	$9,606

Disclosure of revenues by geographical areas
The following table summarizes the company’s total non-current assets by geography as at December 31, 2022 and 2021:

(US$ MILLIONS)	2022	2021
United States	$13,321	$3,102
Australia	4,824	5,093
Brazil	3,246	2,706
Europe	498	495
United Kingdom	450	539
Other	157	119
Total non-current assets	$22,496	$12,054
The following table summarizes the company’s total revenues by geography for the years ended December 31, 2022, 2021, and 2020:

(US$ MILLIONS)	2022	2021	2020
United Kingdom	$911	$1,310	$1,024
United States	2,982	1,591	1,700
Europe	894	921	875
Australia	4,228	4,414	4,223
Brazil	887	655	530
Other	696	758	1,254
Total revenues	$10,598	$9,649	$9,606

Disclosure of maturity analysis of lessor operating lease payments

(US$ MILLIONS)	2022	2021
Lease obligations
Less than 1 year	$96	$71
1 to 5 years	223	192
5+ years	490	540
Total	$809	$803
The following table presents the undiscounted contractual earnings receivable of the company’s leases by expected period of receipt for the years ended December 31, 2022 and 2021:

(US$ MILLIONS)	2022	2021
Lease earnings receivable
Less than 1 year	$8	$6
2 to 5 years	22	17
5+ years	11	10
Total	$41	$33